RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
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Schedule of Cumulative Charges Incurred Related to Shutdown
The following table details the charges incurred related primarily to the mill closure in 2012 and paper machine shutdowns in 2011 as included in Restructuring charges on our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	Cumulative Incurred
Property and equipment	$66,521	$7,068	$73,589
Severance and benefit costs	19,373	15,004	34,377
Write-off of spare parts and inventory	6,934	2,278	9,212
Trademark impairment	3,693	—	3,693
Write-off of purchase obligations and commitments	2,420	—	2,420
Other miscellaneous costs	3,463	114	3,577
Total restructuring costs	$102,404	$24,464	$126,868

Schedule of Changes in Shutdown Liability
The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2012 and 2011 which is included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Beginning balance of reserve	$10,763	$—
Severance and benefit costs	15,500	11,679
Severance and benefit payments	(22,230)	(1,006)
Purchase obligations	2,488	90
Payments on purchase obligations	(1,355)	—
Purchase obligation reserve adjustments	(68)	—
Ending balance of reserve	$5,098	$10,763